Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of non-cancellable lease contracts

As of December 31, 2025, the Company had the following non-cancellable lease contracts:

Description of lease	Lease term
Office leases at Paya Lebar Quarter in Singapore	2 years
Photocopier machine	5 years

Schedule of consolidated balance sheet

(a) Amount recognized in the consolidated balance sheet:

	As of December 31,
	2024	2025	2025
	S$	S$	US$
Right-of-use assets	201,603	13,761	10,702
Lease liabilities
- Current	57,965	11,921	9,271
- Non-current	152,742	2,132	1,658
	210,707	14,053	10,929

Schedule of consolidated statements of operations

(b) A summary of lease cost recognized in the Group’s consolidated statements of operations is as follows:

	For the years ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Amortization of right-of-use assets	56,065	60,326	103,888	80,794
Interest of lease liabilities	11,991	10,767	12,184	9,475
Gain (loss) on lease termination	-	-	9,555	7,431

Schedule of future minimum lease payments under non-cancellable operating lease

Future minimum lease payments under non-cancellable operating lease agreements as of December 31, 2025 were as follows:

	Minimum lease payment
Twelve months ending December 31,	S$	US$
2026	12,156	9,454
2027	1,656	1,288
2028	552	429
Total future minimum lease payments	14,364	11,171
Less imputed interest	(311)	(242)
Present value of operating lease liabilities	14,053	10,929
Less: current portion	(11,921)	(9,271)
Long-term portion	2,132	1,658

Schedule of other supplemental information of lease

The following summarizes other supplemental information about the Company’s lease as of December 31, 2024 and 2025:

	As of December 31, 2024	As of December 31, 2025
Weighted average discount rate	4.74%	5%
Weighted average remaining lease term	3.66 years	0.33 years